Concentration of Risks - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2012 Outside the PRC USD ($)	Dec. 31, 2012 Outside the PRC CNY	Dec. 31, 2011 Outside the PRC USD ($)	Dec. 31, 2012 Purchases	Dec. 31, 2011 Purchases	Dec. 31, 2010 Purchases	Dec. 31, 2012 Sales Revenue, Services, Net Customer Concentration Risk Customer	Dec. 31, 2011 Sales Revenue, Services, Net Customer Concentration Risk Customer	Dec. 31, 2010 Sales Revenue, Services, Net Customer Concentration Risk Customer	Dec. 31, 2012 Sales Revenue, Services, Net Customer Concentration Risk Maximum	Dec. 31, 2011 Sales Revenue, Services, Net Customer Concentration Risk Maximum	Dec. 31, 2010 Sales Revenue, Services, Net Customer Concentration Risk Maximum
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments, deposited with major financial institution				$ 50,616	315,340	225,731	$ 120,866	753,010	$ 172,195
Concentration of risk, percentage										23.00%	31.00%	40.00%	22.00%	28.00%	32.00%
Percentage of revenue from largest single customer																5.00%	5.00%	5.00%
Number of customers who contributed more than 4% of Company's revenue													0	0	0
Appreciation of RMB against US$	0.20%	4.90%	3.00%